Consolidated Statement of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Foreign currency translation, Taxes	$ (8)	$ 21	$ (11)
Change in net unrealized losses on available-for-sale securities, Taxes	(134)	272	(119)
Change in net unrealized losses on available-for-sale securities designated in fair value hedges, Taxes	9	16	16
Other-than-temporary impairment on held-to-maturity securities related to factors other than credit, Taxes	2	3	5
Change in net unrealized losses on cash flow hedges, Taxes	(17)	(181)	(42)
Change in unrealized losses on retirement plans, Taxes	$ 8	$ 8	$ 1